Revenue Recognition - Revenue from External Customers by Products and Services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue from External Customer [Line Items]
Revenue	$ 267,381	$ 411,757	$ 584,684
Revenue from hardware, proprietary embedded firmware and accessories
Revenue from External Customer [Line Items]
Revenue	245,585	394,667	573,409
Revenue from services
Revenue from External Customer [Line Items]
Revenue	7,391	8,991	7,305
Revenue from SaaS
Revenue from External Customer [Line Items]
Revenue	4,768	5,379	3,816
Revenue from software upgrade rights
Revenue from External Customer [Line Items]
Revenue	$ 9,637	$ 2,720	$ 154